Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt (Note 8)	$ 2,503,960	$ 1,590,769
Fair Value, Inputs, Level 2 [Member]
Long-Term Debt, Fair Value	235,793
Debt (Note 8)	244,725
Fair Value, Inputs, Level 1 [Member]
Long-Term Debt, Fair Value	257,900
Debt (Note 8)	$ 260,227